Note 8 - Intangible assets, net: Schedule of Intangible assets consisted (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Less: Accumulated amortization	$ (130,804)	$ (97,484)
Total intangible assets, net	241,831	59,148
Use Rights
Total intangible assets, gross	28,314	27,126
Computer Software, Intangible Asset
Total intangible assets, gross	212,790	116,331
Technology-Based Intangible Assets
Total intangible assets, gross	$ 131,531	$ 13,175